Borrowings - Additional Information (Detail) $ / shares in Units, $ in Millions				1 Months Ended			12 Months Ended
	Oct. 25, 2019 USD ($)	May 12, 2014 USD ($)	Apr. 27, 2011 SGD ($)	Nov. 30, 2019 USD ($) $ / shares shares	Oct. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured							$ 15,183,421	$ 17,065,305
Number of units in American Depositary Shares | shares							5
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured			$ 10				$ 7,494,665	7,361,124
Loan repayable period			five-year
Borrowings, interest rate			6.00%
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings - unsecured							11,123,065	$ 10,485,464
CSL Finance Pty Ltd
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan facility		$ 4,500,000
Percentage of based on research and development costs		75.00%
Borrowings Interest rate								6% plus LIBOR
Long-term Borrowings Including Interest							4,795,867	$ 4,453,327
CSL Finance Pty Ltd | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan repayable period		10 years
Convertible Loan Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan repayable period						two-year
Borrowings, interest rate						10.00%
Loan facility						$ 1,000,000
Long-term Borrowings Including Interest							$ 969,730	769,486
Description of borrowings redemption and conversion policies							(a) such outstanding principal amount and accrued and unpaid interest by (b) 90% of the volume-weighted average price of the Company’s ADSs on the date of the conversion notice. Each ADS represents five of the Company’s ordinary shares
Volume weighted average price						90.00%
Number of units in American Depositary Shares | shares						5
Proceeds from non-current borrowings					$ 1,000,000
October / November 2019 Loan Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan repayable period	two-year
Borrowings, interest rate	10.00%
Loan facility	$ 2,250,000
Proceeds from non-current borrowings				$ 300,000	$ 1,950,000
Warrants to purchase | shares				74,377	483,448
Percentage of principal loan amount optionally entitled to purchase shares, maximum				50.00%	50.00%
Exercise price | $ / shares				$ 2.02	$ 2.02
October / November 2019 Loan Facility | Ordinary Shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Warrants to purchase | shares				371,885	2,417,240
October / November 2019 Loan Facility | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Repayment loan amount owed	$ 1,000,000
Convertible Loan Facility and October / November 2019 Loan Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term Borrowings Including Interest							$ 2,549,152	$ 2,316,174